Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Liabilities:
Short-term debt	$ 105,500	$ 73,000
Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents:
Time deposits with original maturities less than three months	35,684	45,000
Marketable securities available-for-sale:
Time deposit with original maturities more than three months	0	0
Restricted marketable securities:
Time deposits with original maturities of more than three months	0	0
Total assets	35,684	45,000
Liabilities:
Short-term debt	0	0
Other current liabilities:
Warrant obligation	0
Total liabilities	0	0
Fair Value, Inputs, Level 2 [Member]
Cash and cash equivalents:
Time deposits with original maturities less than three months	0	0
Marketable securities available-for-sale:
Time deposit with original maturities more than three months	788	172
Restricted marketable securities:
Time deposits with original maturities of more than three months	3,034	1,273
Total assets	3,822	1,445
Liabilities:
Short-term debt	105,500	73,000
Other current liabilities:
Warrant obligation	0
Total liabilities	105,500	73,000
Fair Value, Inputs, Level 3 [Member]
Cash and cash equivalents:
Time deposits with original maturities less than three months	0	0
Marketable securities available-for-sale:
Time deposit with original maturities more than three months	0	0
Restricted marketable securities:
Time deposits with original maturities of more than three months	0	0
Total assets	0	0
Liabilities:
Short-term debt	0	0
Other current liabilities:
Warrant obligation	1,255
Total liabilities	$ 1,255	$ 0